Presentation of the Financial Statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revised of comparative figures
Amount of other assets related to advances for the acquisition of wood for Advances to Suppliers	R$ 12,870
Ibema
Presentation of the Financial Statements
Percentage of ownership interest in joint venture	49.90%	49.90%
Asapir
Presentation of the Financial Statements
Percentage of ownership interest in joint operation	50.00%	50.00%
AGFA
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%
Paineiras
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%	100.00%
Eucalipto
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%
Facepa
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	92.80%
Futuragene Brasil
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%	100.00%
Futuragene
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%	100.00%
Maxcel
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%
PCH Mucuri
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%
Ondurman
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%	100.00%
Paineiras Logistica
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%	100.00%
Stenfar
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%	100.00%
Sun Paper
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Austria
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Luxembourg
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%
Suzano America
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Europa
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Trading
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%	100.00%
Itacel
Presentation of the Financial Statements
Percentage of ownership interest in subsidiary	100.00%